Income Tax (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%
Income Tax Expense Benefit Continuing Operations
Income (loss) before income taxes	¥ (734,815)	$ (115,309)		¥ (80,814)	¥ 193,097
Withholding Tax Percentage	10.00%	10.00%	10.00%
Undistributed earnings	¥ 85,645
Unrecognized deferred tax liability	8,565
Current tax expenses	1,293			9,073	87,197
Deferred tax benefits	(170,376)			(2,470)	(55,771)
Income tax expenses (benefits)	(169,083)	$ (26,533)		6,603	31,426
The Cayman Islands
Income Tax Expense Benefit Continuing Operations
Income (loss) before income taxes	¥ (119,601)			(29,736)	(75,926)
Hong Kong
Income Tax
Income tax rate (as a percent)	16.50%	16.50%	16.50%
Two-tiered profits tax rates	8.25%	8.25%	8.25%
Income Tax Expense Benefit Continuing Operations
Income (loss) before income taxes	¥ 5,633		$ 2,000	(47,456)	68,578
PRC, excluding Hong Kong
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Income Tax Expense Benefit Continuing Operations
Income (loss) before income taxes	¥ (618,406)			1,930	179,803
Italy
Income Tax
Income tax rate (as a percent)	22.00%	22.00%	22.00%
Income Tax Expense Benefit Continuing Operations
Income (loss) before income taxes	¥ (1,268)			(7,104)	20,012
Local Income tax rate (as a percent)	2.00%	2.00%	2.00%
Other
Income Tax Expense Benefit Continuing Operations
Income (loss) before income taxes	¥ (1,173)			¥ 1,552	¥ 630